Transactions with Related Parties, Personal Guarantees (Details) - Director		12 Months Ended
	May 08, 2017	Dec. 31, 2024
Transactions with Related Parties [Abstract]
Threshold period for lease repayment		120 days
Call period for personal guarantee after total loss		200 days
Number of independent directors	3	3